Concentrations - Schedule of Trade Receivable (Details) - Trade receivables [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Company account receivable	$ 3,065,602	$ 2,751,037
Percentage account receivable	51.80%	48.90%
Company A [Member]
Disclosure of major customers [line items]
Company account receivable	$ 1,083,721	$ 954,218
Percentage account receivable	18.30%	16.90%
Company B [Member]
Disclosure of major customers [line items]
Company account receivable	$ 1,301,680	$ 1,083,965
Percentage account receivable	22.00%	19.30%
Company C [Member]
Disclosure of major customers [line items]
Company account receivable	$ 680,201	$ 712,854
Percentage account receivable	11.50%	12.70%